SHARE CAPITAL - Disclosure of detailed information about pricing model with weighted average assumptions for share option granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Risk free interest rate	2.79%	3.62%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	51.00%	51.00%
Expected life in years	3.25	3.25
Forfeiture rate	0.00%	0.00%